INCOME TAX - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of the year	R (527.9)	R (437.4)
Recognised in profit or loss	(388.6)	(118.7)	R (72.7)
Recognised in equity	(18.0)	27.5
Balance at the end of the year	R (934.6)	R (527.9)	R (437.4)